NATURE OF OPERATIONS - Narrative (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022 subsidiary	Dec. 31, 2021 subsidiary segment
NATURE OF OPERATIONS
Number of indirect wholly-owned subsidiaries | subsidiary	2	2
Number of operating segments | segment		1